Equity - summary of changes to outstanding shares (Details)	12 Months Ended
Dec. 31, 2019 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,959,559,330
Number of shares outstanding (in shares)	1,976,461,041
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,550,617,563
Number of shares outstanding (in shares)	1,567,519,274
Special voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	408,941,767
Number of shares outstanding (in shares)	408,941,767
Key employees
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	16,901,711
Key employees | Common shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	16,901,711
Key employees | Special voting shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	0